Commitments and Contingencies - Additional Information (Detail)			12 Months Ended
	Dec. 31, 2016 USD ($)	Jun. 30, 2016 Lease	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 01, 2016 USD ($)
Noncancelable Operating Lease Agreement Amended Due on May 2019 [Member]
Operating Leased Assets [Line Items]
Amended lease expiration period			2019-05
Tenant improvement allowances received under operating lease				$ 900,000	$ 1,600,000
Unsecured standby letter of credit	$ 500,000		$ 500,000
Lease agreement expiration period	Jul. 14, 2019
Barnes Canyon Lease Due on November 2023 [Member]
Operating Leased Assets [Line Items]
Lease agreement expiration period		2023-11
Lease term description			The Barnes Canyon Lease is scheduled to expire in November 2023. The Company will also have a one-time option to extend the term of the lease for a period of not less than 36 months and not greater than 60 months, by delivering notice to the landlord at least nine months and not more than 12 months prior to the expiration of the lease.
Number of option to extend lease term | Lease		1
Interest accrual rate on amounts utilized from tenant improvement allowance			8.00%
Non structural improvements costs			$ 1,000,000
Reimbursement from landlord			0
TI Rent 2016						$ 0
Tl Rent 2017						500,000
Tl Rent 2018						700,000
Tl Rent 2019						700,000
Tl Rent 2020						700,000
Tl Rent 2021						700,000
Tl Rent 2022 and thereafter						$ 1,300,000
Barnes Canyon Lease Due on November 2023 [Member] | Other Current Assets [Member]
Operating Leased Assets [Line Items]
Receivables	$ 700,000		700,000
Barnes Canyon Lease Due on November 2023 [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Period of extended lease term		36 months
Notice period for extend lease term to landlord		9 months
Barnes Canyon Lease Due on November 2023 [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Tenant improvement allowances received under operating lease	3,400,000		3,400,000
Period of extended lease term		60 months
Notice period for extend lease term to landlord		12 months
Existing Operating Lease and Barnes Canyon Lease [Member]
Operating Leased Assets [Line Items]
Deferred rent arising from rent escalations and lease incentives	$ 3,700,000		3,700,000	3,700,000
Rent expense			$ 3,100,000	$ 2,600,000	$ 2,100,000